Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of loans to directors, executive officers and their related interests
Balance at December 31, 2011	$ 14,877
Disbursements during the year	3,198
Collections during the year	(2,906)
Balance at December 31, 2012	$ 15,169